RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 010
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following is a reconciliation of net assets available for benefits per the financial statements to Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$2,443,244,818	$2,100,299,558
Participant loans deemed distributed	(123,515)	(101,758)
Net assets available for benefits per Form 5500	$2,443,121,303	$2,100,197,800
The following is a reconciliation of the net increase in net assets available for benefits per the financial statements to net income per Form 5500:

Net increase in net assets available for benefits per the financial statements	$342,945,260
Change in amounts for deemed distributions of participant loans	(21,757)
Net income per Form 5500	$342,923,503